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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                811-3826
                                  ----------------------------------------------


                                AIM Sector Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


      Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:      3/31
                         --------------

Date of reporting period:    12/31/04
                          --------------

Item 1. Schedule of Investments.

                                                                 AIM ENERGY FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


                Effective October 15, 2004, INVESCO Energy Fund
                          was renamed AIM Energy Fund


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com             I-ENE-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                                                 MARKET
                                                                              SHARES             VALUE
----------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--68.75%

COMMODITY CHEMICALS--3.49%

Lyondell Chemical Co.                                                         550,000       $  15,906,000
==========================================================================================================

DIVERSIFIED METALS & MINING--4.61%

CONSOL Energy Inc.                                                            275,000          11,288,750
----------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                          120,000           9,709,200
==========================================================================================================
                                                                                               20,997,950
==========================================================================================================

INTEGRATED OIL & GAS--14.09%

ChevronTexaco Corp.                                                           168,000           8,821,680
----------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                180,000          15,629,400
----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             180,000           9,226,800
----------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                              247,900          19,943,555
----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    180,500          10,533,980
==========================================================================================================
                                                                                               64,155,415
==========================================================================================================

OIL & GAS DRILLING--4.35%

Patterson-UTI Energy, Inc.                                                    460,000           8,947,000
----------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                (a)                           420,000          10,878,000
==========================================================================================================
                                                                                               19,825,000
==========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--12.95%

BJ Services Co.                                 (b)                           200,000           9,308,000
----------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                            (a)                           165,000           8,878,650
----------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.                          (a)                           300,000           9,660,000
----------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.                             (a)                           430,000           8,621,500
----------------------------------------------------------------------------------------------------------
National-Oilwell, Inc.                          (a)                           375,000          13,233,750
----------------------------------------------------------------------------------------------------------
Smith International, Inc.                       (a)                           170,000           9,249,700
==========================================================================================================
                                                                                               58,951,600
==========================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--23.36%
Apache Corp.                                                                  170,000           8,596,900
----------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc.                           (a)(b)                        180,000          11,466,000
----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                            280,000          10,897,600
----------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                           140,000           9,990,400
----------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                              220,000          12,713,800
----------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc.                   (a)(b)                        740,000           9,546,000
----------------------------------------------------------------------------------------------------------

                                                                                                 MARKET
                                                                              SHARES             VALUE
----------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED

Newfield Exploration Co.                        (a)                           220,000      $   12,991,000
----------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                            150,000           9,249,000
----------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                 250,000           8,775,000
----------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                  280,000          12,107,200
==========================================================================================================
                                                                                              106,332,900
==========================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--5.90%

Valero Energy Corp.                                                           340,000          15,436,000
----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                       (b)                           700,000          11,403,000
==========================================================================================================
                                                                                               26,839,000
==========================================================================================================
Total Domestic Common Stocks (Cost $225,597,163)                                              313,007,865
==========================================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--25.22%

BERMUDA--6.20%

Nabors Industries, Ltd. (Oil & Gas
Drilling)                                       (a)                           300,000          15,387,000
----------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
Equipment & Services)                           (a)                           250,000          12,825,000
==========================================================================================================
                                                                                               28,212,000
==========================================================================================================

CANADA--5.79%

Canadian Natural Resources Ltd. (Oil & Gas
Exploration & Production)                       (b)                           300,000          12,831,000
----------------------------------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration
& Production)                                                                 502,000          13,533,920
==========================================================================================================
                                                                                               26,364,920
==========================================================================================================

CAYMAN ISLANDS--3.50%

Noble Corp. (Oil & Gas Drilling)                (a)                           320,000          15,916,800
==========================================================================================================

FRANCE--2.77%

Total S.A.-ADR (Integrated Oil & Gas)           (b)                           115,000          12,631,600
==========================================================================================================

NETHERLANDS--2.00%

Schlumberger Ltd. (Oil & Gas Equipment &
Services)                                                                     136,000           9,105,200
==========================================================================================================

UNITED KINGDOM--4.96%
BP PLC-ADR (Integrated Oil & Gas)                                             320,000          18,688,000
----------------------------------------------------------------------------------------------------------
Wood Group (John) PLC (Oil & Gas Equipment
& Services)                                     (c)                         1,525,000           3,913,424
==========================================================================================================
                                                                                               22,601,424
==========================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $80,916,588)                              114,831,944
==========================================================================================================

                                                                                                 MARKET
                                                                              SHARES             VALUE
----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.38%

Premier Portfolio   (Cost $19,938,812)          (d)(e)                     19,938,812       $  19,938,812
==========================================================================================================

TOTAL INVESTMENTS--98.35% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $326,452,563)                                                   447,778,621
==========================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.65%

Premier Portfolio                               (d)(e)(f)                   7,493,740           7,493,740
==========================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $7,493,740)                                                                               7,493,740
==========================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $333,946,303)                                             $  455,272,361
==========================================================================================================

Investment Abbreviations:


ADR                American Depositary Receipt


Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at December 31, 2004 represented 0.86% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                                     UNREALIZED      MARKET                 REALIZED
                         VALUE       PURCHASES      PROCEEDS       APPRECIATION     VALUE      DIVIDEND      GAIN
        FUND            03/31/04      AT COST      FROM SALES     (DEPRECIATION)   12/31/04     INCOME      (LOSS)
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio     $13,197,327  $152,395,853  $(145,654,368)     $     --     $19,938,812   $ 99,703      $   --
===================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                         MARKET                                     UNREALIZED      MARKET                 REALIZED
                         VALUE       PURCHASES      PROCEEDS       APPRECIATION     VALUE      DIVIDEND      GAIN
        FUND            03/31/04      AT COST      FROM SALES     (DEPRECIATION)   12/31/04    INCOME*      (LOSS)
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio     $ 5,896,789  $273,055,115  $(271,458,164)     $     --     $ 7,493,740   $ 76,665      $   --
-------------------------------------------------------------------------------------------------------------------
   TOTAL              $19,094,116  $425,450,968  $(417,112,532)     $     --     $27,432,552   $176,368      $   --
===================================================================================================================
* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--ORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $7,358,900 were on loan to brokers. The loans were secured by cash collateral of $7,493,740 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $76,665 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $202,553,957 and $154,966,633, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $119,689,116
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (340,866)
================================================================================
Net unrealized appreciation of investment securities             $119,348,250
================================================================================
Cost of investments for tax purposes is $ 55,924,111..

                                                     AIM FINANCIAL SERVICES FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


           Effective October 15, 2004, INVESCO Financial Services Fund
                     Was renamed AIM Financial Services Fund


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-FSE-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                                     MARKET
                                                               SHARES                VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS--96.29%

ASSET MANAGEMENT & CUSTODY BANKS--8.99%

Bank of New York Co., Inc. (The)                             1,006,300           $ 33,630,546
---------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                              411,050             12,495,920
---------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                       275,000             19,153,750
---------------------------------------------------------------------------------------------
Legg Mason, Inc.                                               186,850             13,688,631
---------------------------------------------------------------------------------------------
Northern Trust Corp.                                           106,000              5,149,480
=============================================================================================
                                                                                   84,118,327
=============================================================================================

CONSUMER FINANCE--6.82%

American Express Co.                                           605,000             34,103,850
---------------------------------------------------------------------------------------------
Capital One Financial Corp.                                    353,200             29,742,972
=============================================================================================
                                                                                   63,846,822
=============================================================================================

DIVERSIFIED BANKS--16.49%

Anglo Irish Bank Corp. PLC (Ireland)        (a)                416,300             10,095,630
---------------------------------------------------------------------------------------------
Bank of America Corp.                                        1,063,212             49,960,332
---------------------------------------------------------------------------------------------
U.S. Bancorp                                                   534,600             16,743,672
---------------------------------------------------------------------------------------------
Wachovia Corp.                                                 868,600             45,688,360
---------------------------------------------------------------------------------------------
Wells Fargo & Co.                                              511,700             31,802,155
=============================================================================================
                                                                                  154,290,149
=============================================================================================

DIVERSIFIED CAPITAL MARKETS--1.84%

UBS A.G. (Switzerland)                                         205,000             17,187,200
=============================================================================================

INSURANCE BROKERS--4.75%

Aon Corp.                                                      910,000             21,712,600
---------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                    690,000             22,701,000
=============================================================================================
                                                                                   44,413,600
=============================================================================================

INVESTMENT BANKING & BROKERAGE--9.26%

Goldman Sachs Group, Inc. (The)                                237,700             24,730,308
---------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                  129,200             11,302,416
---------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      739,000             44,170,030
---------------------------------------------------------------------------------------------
Morgan Stanley                                                 117,100              6,501,392
=============================================================================================
                                                                                   86,704,146
=============================================================================================

LIFE & HEALTH INSURANCE--2.72%

Prudential Financial, Inc.                                     462,500             25,419,000
=============================================================================================

MULTI-LINE INSURANCE--8.29%

American International Group, Inc.                             438,752             28,812,844
---------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                440,000             11,880,000
---------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                  531,900             36,865,989
=============================================================================================
                                                                                   77,558,833
=============================================================================================

                                                                                     MARKET
                                                               SHARES                VALUE
---------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL

SERVICES--12.26%

Citigroup Inc.                                               1,208,401           $ 58,220,760
---------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                         1,449,272             56,536,101
=============================================================================================
                                                                                  114,756,861
=============================================================================================

PROPERTY & CASUALTY INSURANCE--8.18%

ACE Ltd. (Cayman Islands)                                      640,000             27,360,000
---------------------------------------------------------------------------------------------
Chubb Corp. (The)                                               74,000              5,690,600
---------------------------------------------------------------------------------------------
MBIA Inc.                                                      231,000             14,617,680
---------------------------------------------------------------------------------------------
SAFECO Corp.                                                   323,000             16,873,520
---------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                            323,467             11,990,921
=============================================================================================
                                                                                   76,532,721
=============================================================================================

REGIONAL BANKS--4.24%

Cullen/Frost Bankers, Inc.                                     137,000              6,658,200
---------------------------------------------------------------------------------------------
Fifth Third Bancorp                                            282,650             13,363,692
---------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                      442,100             12,754,585
---------------------------------------------------------------------------------------------
Zions Bancorp.                                                 101,600              6,911,848
=============================================================================================
                                                                                   39,688,325
=============================================================================================

THRIFTS & MORTGAGE FINANCE--12.45%

Fannie Mae                                                     892,500             63,554,925
---------------------------------------------------------------------------------------------
Freddie Mac                                                    468,700             34,543,190
---------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                          440,500             18,390,875
=============================================================================================
                                                                                  116,488,990
=============================================================================================

Total Common Stocks (Cost $658,804,563)                                           901,004,974
=============================================================================================

MONEY MARKET FUNDS--3.71%

Premier Portfolio (Cost $34,715,785)        (b)(c)          34,715,785             34,715,785
=============================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $693,520,348)                                  $935,720,759
=============================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at December 31, 2004 represented 1.08% of the Fund's Total Investments. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.



    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                      MARKET                       PROCEEDS      UNREALIZED       MARKET                  REALIZED
                      VALUE        PURCHASES         FROM       APPRECIATION      VALUE       DIVIDEND      GAIN
FUND                 03/31/04       AT COST          SALES      (DEPRECIATION)   12/31/04      INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------
Premier Portfolio  $15,428,440   $191,884,882  $(172,597,537)     $     --      $34,715,785   $357,222    $    --
==================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $394,564,840 and $590,116,969, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities       $255,551,162
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (14,004,338)
================================================================================
Net unrealized appreciation of investment securities             $241,546,824
================================================================================
Cost of investments for tax purposes is $ 694,173,935.

                                                 AIM GOLD & PRECIOUS METALS FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


         Effective October 15, 2004, INVESCO Gold & Precious Metals Fund was renamed AIM Gold & Precious Metals Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com             I-GPM-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                                       MARKET
                                                                   SHARES              VALUE
----------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--70.34%

CANADA--49.02%

Aber Diamond Corp. (Precious Metals &
Minerals)                                                           140,000       $  4,944,877
----------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. (Gold)                                      200,000          2,750,000
----------------------------------------------------------------------------------------------
Apollo Gold Corp. (Gold)                          (a)             1,200,000          1,028,414
----------------------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                                           250,000          6,055,000
----------------------------------------------------------------------------------------------
Cambior Inc. (Gold)                               (a)             1,700,000          4,539,000
----------------------------------------------------------------------------------------------
Eldorado Gold Corp. (Gold)                        (a)             1,650,000          4,873,736
----------------------------------------------------------------------------------------------
Gabriel Resources Ltd. (Gold)                     (a)               239,700            311,130
----------------------------------------------------------------------------------------------
Glamis Gold Ltd. (Gold)                           (a)(b)            409,400          7,025,304
----------------------------------------------------------------------------------------------
IAMGOLD Corp. (Gold)                                                700,000          4,665,308
----------------------------------------------------------------------------------------------
Inco Ltd. (Diversified Metals & Mining)           (a)               120,000          4,413,600
----------------------------------------------------------------------------------------------
Kinross Gold Corp. (Gold)                         (a)               550,000          3,866,955
----------------------------------------------------------------------------------------------
Meridian Gold Inc. (Gold)                         (a)               100,000          1,897,000
----------------------------------------------------------------------------------------------
Pacific Rim Mining Corp. (Precious Metals &       (a)             1,254,900            720,457
Minerals)
----------------------------------------------------------------------------------------------
Pan American Silver Corp. (Precious Metals        (a)               320,000          5,113,600
& Minerals)
----------------------------------------------------------------------------------------------
Placer Dome Inc. (Gold)                                             255,000          4,809,300
----------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. (Gold)                 (a)               515,900          1,180,451
----------------------------------------------------------------------------------------------
Southern Platinum Corp. (Precious Metals &        (a)(b)          1,025,000          1,799,517
Minerals)
----------------------------------------------------------------------------------------------
SouthernEra Diamonds, Inc.-Class A                (a)             1,025,000            426,426
(Precious Metals & Minerals)
----------------------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified
Metals & Mining)                                                    140,000          4,300,703
----------------------------------------------------------------------------------------------
Wheaton River Minerals Ltd. (Gold)                (a)(b)          1,900,000          6,165,495
==============================================================================================
                                                                                    70,886,273
==============================================================================================

PERU--3.20%

Compania de Minas Buenaventura S.A.u.-ADR
(Precious Metals & Minerals)                                        202,000          4,625,800
==============================================================================================

SOUTH AFRICA--10.69%

AngloGold Ashanti Ltd.-ADR (Gold)                 (b)                54,000          1,962,900
----------------------------------------------------------------------------------------------
Gold Fields Ltd.-ADR (Gold)                                         410,000          5,116,800
----------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.-ADR (Gold)           (b)               354,000          3,281,580
----------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
Metals & Minerals)                                (c)                60,000          5,093,168
==============================================================================================
                                                                                    15,454,448
==============================================================================================

UNITED KINGDOM--7.43%

Randgold Resources Ltd.-ADR (Gold)                (a)               400,000          4,560,000
----------------------------------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals &
Mining)                                           (c)               210,000          6,189,252
==============================================================================================
                                                                                    10,749,252
==============================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $84,790,805)                   101,715,773
==============================================================================================

I-GPM-QTR-1

                                                                                       MARKET
                                                                   SHARES              VALUE
----------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--9.43%

DIVERSIFIED METALS & MINING--5.29%

Freeport-McMoRan Copper & Gold, Inc.-Class B      (b)               200,000       $  7,646,000
==============================================================================================

GOLD--3.47%

Newmont Mining Corp.                                                113,000          5,018,330
==============================================================================================

PRECIOUS METALS & MINERALS--0.67%

Solitario Resources Corp.                         (a)(b)            631,000            971,294
==============================================================================================
Total Domestic Common Stocks (Cost $13,937,650)                                     13,635,624
==============================================================================================

GOLD BULLION--4.54%

Gold Bullion  (Cost $4,266,032)                                      14,974 (d)      6,565,351
==============================================================================================

MONEY MARKET FUNDS--7.40%

Premier Portfolio   (Cost $10,705,529)            (e)(f)         10,705,529         10,705,529
==============================================================================================
TOTAL INVESTMENTS--91.71% (excluding investments purchased
with cash collateral from securities loaned)
(Cost $113,700,016)                                                                132,622,277
==============================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--8.29%

Premier Portfolio                                 (e)(f)(g)      11,984,655         11,984,655
==============================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $11,984,655)                                                                  11,984,655
==============================================================================================
TOTAL INVESTMENTS--100.00%
(Cost $125,684,671)                                                               $144,606,932
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:


ADR           American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $11,282,420, which represented 7.80% of the Fund's Total Investments. See
    Note 1A.

(d) Represent troy ounces.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


    See accompanying notes which are an integral part of this schedule.



I-GPM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund's Board of Trustees.


I-GPM-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
    (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




I-GPM-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       MARKET                       PROCEEDS       UNREALIZED       MARKET
                        VALUE       PURCHASES         FROM        APPRECIATION       VALUE        DIVIDEND       REALIZED
FUND                  03/31/04       AT COST         SALES        (DEPRECIATION)   12/31/04        INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------

Premier Portfolio   $1,440,206    $ 50,200,334   $ (40,935,011)    $         --   $10,705,529      $30,480      $        --
___________________________________________________________________________________________________________________________
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                       MARKET                       PROCEEDS       UNREALIZED       MARKET
                        VALUE       PURCHASES         FROM        APPRECIATION       VALUE        DIVIDEND       REALIZED
FUND                  03/31/04       AT COST         SALES        (DEPRECIATION)   12/31/04        INCOME*      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio  $23,186,632    $174,208,620   $(185,410,597)  $           --   $11,984,655    $ 87,472       $        --
---------------------------------------------------------------------------------------------------------------------------
      Total        $24,626,838    $224,408,954   $(226,345,608)  $           --   $22,690,184    $117,952       $        --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $9,542,664 were on loan to brokers. The loans were secured by cash collateral of $11,984,655 received by the Fund and subsequently invested in an affiliated money market fund. On January 3, 2005, the Fund returned cash collateral of $2,047,591 for previous loaned securities which were returned to the Fund by the borrower on December 31, 2004. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $87,472 for securities lending transactions.





I-GPM-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $40,850,242 and $57,891,516, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $ 22,698,857
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (8,610,810)
===============================================================================
Net unrealized appreciation of investment securities            $ 14,088,047
===============================================================================
Cost of investments for tax purposes is $130,518,885.



I-GPM-QTR-1

                                                        AIM HEALTH SCIENCES FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


            Effective October 15, 2004, INVESCO Health Sciences Fund
                      was renamed AIM Health Sciences Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-HSC-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                                        MARKET
                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY
INTERESTS--68.98%

BIOTECHNOLOGY--19.02%

Amgen Inc.                                   (a)                     855,700       $ 54,893,155
-----------------------------------------------------------------------------------------------
Athersys Inc.-Pfd., Class F, Conv
(Acquired 04/17/00; Cost $5,000,000)         (a)(b)(c)(d)            416,667            595,833
-----------------------------------------------------------------------------------------------
Biogen Idec Inc.                             (a)                      16,000          1,065,760
-----------------------------------------------------------------------------------------------
Corgentech Inc.                              (a)                     590,000          4,885,200
-----------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                 (a)(e)                1,141,800         13,507,494
-----------------------------------------------------------------------------------------------
Gen-Probe Inc.                               (a)(e)                    2,600            117,546
-----------------------------------------------------------------------------------------------
Genzyme Corp.                                (a)                     181,000         10,510,670
-----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                        (a)                   1,128,000         39,468,720
-----------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.                (a)                     725,000          4,321,000
-----------------------------------------------------------------------------------------------
Ingenex, Inc.-Pfd., Series B (Acquired
09/27/94; Cost $600,000)                     (a)(b)(c)(d)            103,055                  0
-----------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                   (a)                   1,110,000          6,549,000
-----------------------------------------------------------------------------------------------
Martek Biosciences Corp.                     (a)                      14,400            737,280
-----------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                    (a)                     436,000         32,634,600
-----------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                    (a)                     455,923          9,419,369
===============================================================================================
                                                                                    178,705,627
===============================================================================================

HEALTH CARE EQUIPMENT--18.51%

Bard (C.R.), Inc.                                                    176,000         11,260,480
-----------------------------------------------------------------------------------------------
Baxter International Inc.                                            410,000         14,161,400
-----------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                              183,000         10,394,400
-----------------------------------------------------------------------------------------------
Boston Scientific Corp.                      (a)                     380,000         13,509,000
-----------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                           34,000          1,910,800
-----------------------------------------------------------------------------------------------
Fisher Scientific International Inc.         (a)                      85,000          5,302,300
-----------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.                 (a)                     143,252          3,522,567
-----------------------------------------------------------------------------------------------
Guidant Corp.                                                        500,000         36,050,000
-----------------------------------------------------------------------------------------------
Hospira, Inc.                                (a)                      20,000            670,000
-----------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                     (a)                      92,000          5,022,280
-----------------------------------------------------------------------------------------------
IntraLase Corp.                              (a)                     138,424          3,250,196
-----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      530,000         26,325,100
-----------------------------------------------------------------------------------------------
SonoSite, Inc.                               (a)                     250,000          8,487,500
-----------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                       (a)                     685,000         28,722,050
-----------------------------------------------------------------------------------------------
Varian Inc.                                  (a)                      25,000          1,025,250
-----------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                 (a)                      43,000          1,859,320
-----------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.              (a)(e)                  178,800          2,417,376
===============================================================================================
                                                                                    173,890,019
===============================================================================================

HEALTH CARE FACILITIES--2.08%

Community Health Systems Inc.                (a)                     700,000         19,516,000
===============================================================================================


I-HSC-QTR-1


                                                                                        MARKET
                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--1.97%

Caremark Rx, Inc.                            (a)                     230,000       $  9,068,900
-----------------------------------------------------------------------------------------------
DaVita, Inc.                                 (a)                     119,000          4,704,070
-----------------------------------------------------------------------------------------------
HMS Holdings Corp.                           (a)                     425,000          3,820,750
-----------------------------------------------------------------------------------------------
PRA International                            (a)                      37,700            934,206
===============================================================================================
                                                                                     18,527,926
===============================================================================================

HEALTH CARE SUPPLIES--1.17%

Cooper Cos., Inc. (The)                                               60,000          4,235,400
-----------------------------------------------------------------------------------------------
Sola International Inc.                      (a)                      30,000            826,200
-----------------------------------------------------------------------------------------------
Symmetry Medical Inc.                        (a)                     280,000          5,894,000
===============================================================================================
                                                                                     10,955,600
===============================================================================================

MANAGED HEALTH CARE--3.96%

Aetna Inc.                                   (e)                      26,000          3,243,500
-----------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.              (a)                     600,000         33,912,000
===============================================================================================
                                                                                     37,155,500
===============================================================================================

PHARMACEUTICALS--22.27%

Barr Pharmaceuticals Inc.                    (a)                      10,000            455,400
-----------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                             760,000         19,471,200
-----------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                    (a)                   1,085,000         48,673,100
-----------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                     (a)(e)                  300,000          4,764,000
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                    165,000         10,464,300
-----------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                    245,000         13,903,750
-----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                 185,000          6,495,350
-----------------------------------------------------------------------------------------------
Pfizer Inc.                                                        1,794,000         48,240,660
-----------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                 25,000            522,000
-----------------------------------------------------------------------------------------------
Scimagix Inc.-Pfd., Series C (Acquired
05/24/01; Cost $1,350,000)                   (a)(b)(c)(d)            641,635            102,662
-----------------------------------------------------------------------------------------------
Sepracor Inc.                                (a)                      40,000          2,374,800
-----------------------------------------------------------------------------------------------
Theravance, Inc.                             (a)                       7,600            136,040
-----------------------------------------------------------------------------------------------
Wyeth                                                              1,257,000         53,535,630
===============================================================================================
                                                                                    209,138,892
===============================================================================================

Total Domestic Stocks & Other Equity
Interests (Cost $586,795,546)                                                       647,889,564
===============================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--26.04%

CANADA--2.36%

QLT Inc. (Biotechnology)                     (a)(e)                1,380,000         22,190,400
===============================================================================================

FRANCE--5.76%

Sanofi-Aventis-ADR (Pharmaceuticals)                               1,352,000         54,147,600
===============================================================================================

GERMANY--0.16%

Altana A.G. (Pharmaceuticals)                (f)                      24,000          1,507,782
===============================================================================================


I-HSC-QTR-1


                                                                                        MARKET
                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------
ISRAEL--2.04%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                            (e)                     642,380       $ 19,181,467
===============================================================================================

JAPAN--11.77%

Eisai Co., Ltd. (Pharmaceuticals)            (f)                   1,514,000         49,952,703
-----------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
(Pharmaceuticals)                            (f)                   1,328,000         36,451,046
-----------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
(Pharmaceuticals)                            (f)                     475,000          7,234,656
-----------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
(Pharmaceuticals)                                                     60,000          1,312,115
-----------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals)                            (f)                      92,000          4,647,028
-----------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
(Pharmaceuticals)                            (f)                     280,000         10,930,744
===============================================================================================
                                                                                    110,528,292
===============================================================================================

NETHERLANDS--0.18%

Akzo Nobel N.V.-ADR (Diversified
Chemicals)                                   (e)                      40,000          1,699,600
===============================================================================================

SWITZERLAND--2.64%

Novartis A.G.-ADR (Pharmaceuticals)                                  300,000         15,162,000
-----------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)         (f)                      84,000          9,616,854
===============================================================================================
                                                                                     24,778,854
===============================================================================================

UNITED KINGDOM--1.13%

Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                                    331,000         10,575,450
===============================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $210,510,248)                                                       244,609,445
===============================================================================================

MONEY MARKET FUNDS--3.98%

Premier Portfolio (Cost $37,354,528)         (g)(h)               37,354,528         37,354,528
===============================================================================================

TOTAL INVESTMENTS--99.00% (excluding
investments purchased with cash
collateral from securities loaned)
(Cost $834,660,322)                                                                 929,853,537
===============================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.00%

Premier Portfolio                            (g)(h)(i)             9,438,000          9,438,000
===============================================================================================

Total Money Market Funds (purchased
with cash collateral from securities
loaned) (Cost $9,438,000)                                                             9,438,000
===============================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $844,098,322)                                                                $939,291,537
===============================================================================================


I-HSC-QTR-1

 Investment Abbreviations:
 ADR                                           American Depositary Receipt
 Conv.                                         Convertible
 Pfd.                                          Preferred

 Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at December 31, 2004 was $698,495, which represented 0.07% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2004 was $698,495, which represented 0.07% of the Fund's Total Investments. These securities are considered to be illiquid.

(d) Security is considered venture capital. See Note 1F.

(e) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $120,340,813, which represented 12.81% of the Fund's Total Investments. See
    Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.


I-HSC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


I-HSC-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-HSC-QTR-1

E. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

F. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                  PROCEEDS       UNREALIZED
                 MARKET VALUE     PURCHASES        FROM         APPRECIATION     MARKET VALUE   DIVIDEND        REALIZED
FUND               03/31/04        AT COST         SALES       (DEPRECIATION)      12/31/04      INCOME        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier          $88,219,019    $582,119,219  $(632,983,710)   $         --      $37,354,528   $758,886        $       --
Portfolio
==========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                  PROCEEDS       UNREALIZED
                 MARKET VALUE     PURCHASES         FROM        APPRECIATION     MARKET VALUE   DIVIDEND        REALIZED
FUND               03/31/04        AT COST         SALES       (DEPRECIATION)      12/31/04      INCOME*       GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier          $3,774,000     $243,328,807  $(237,664,807)   $          --      $9,438,000    $32,620        $       --
Portfolio
==========================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issue. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2004.

                                                  PROCEEDS       UNREALIZED
                 MARKET VALUE     PURCHASES         FROM        APPRECIATION     MARKET VALUE   DIVIDEND        REALIZED
FUND               03/31/04        AT COST         SALES       (DEPRECIATION)      12/31/04      INCOME        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Pharmaceutical   $        --    $29,065,348    $ (27,954,719)  $          --     $         --   $     --      $(1,110,629)
HOLDRs Trust
--------------------------------------------------------------------------------------------------------------------------
   TOTAL         $91,993,019   $854,513,374    $(898,603,236)  $          --     $ 46,792,528   $ 791,506     $(1,110,629)
==========================================================================================================================

I-HSC-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $9,216,730 were on loan to brokers. The loans were secured by cash collateral of $9,438,000 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $32,620 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $1,257,648,861 and $1,365,689,354, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $103,549,879
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (18,980,410)
================================================================================
Net unrealized appreciation of investment securities           $ 84,569,469
================================================================================
Cost of investments for tax purposes is $854,722,068.


I-HSC-QTR-1
                                      F-8

                                                                AIM LEISURE FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


                Effective October 15, 2004, INVESCO Leisure Fund
                          was renamed AIM Leisure Fund


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-LEI-QTR-1 12/04            A I M ADVISORS, INC.

SCHEDULE OF INVESTMENTS
December 31, 2004
(Unaudited)

                                                                                     MARKET
                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--74.89%

ADVERTISING--6.56%

Harte-Hanks, Inc.                                                  268,550     $    6,976,929
---------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                 695,100         58,610,832
=============================================================================================
                                                                                   65,587,761
=============================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.81%

Carter's, Inc.                                   (a)                62,400          2,120,976
---------------------------------------------------------------------------------------------
Columbia Sportswear Co.                          (a)                94,100          5,609,301
---------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                            476,900         20,315,940
=============================================================================================
                                                                                   28,046,217
=============================================================================================

BREWERS--2.03%

Anheuser-Busch Cos., Inc.                                          400,500         20,317,365
=============================================================================================

BROADCASTING & CABLE TV--15.25%

Cablevision Systems Corp.-New York
Group-Class A                                    (a)             1,264,093         31,475,916
---------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                 322,149         10,788,770
---------------------------------------------------------------------------------------------
Comcast Corp.-Class A                            (a)               467,200         15,548,416
---------------------------------------------------------------------------------------------
DIRECTV Group, Inc. (The)                        (a)               154,823          2,591,737
---------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                              395,085         13,132,625
---------------------------------------------------------------------------------------------
Gray Television, Inc.                                              640,100          9,921,550
---------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A                      (a)             3,073,789         33,750,203
---------------------------------------------------------------------------------------------
Liberty Media Corp.-Class B                      (a)               179,925          2,087,130
---------------------------------------------------------------------------------------------
Liberty Media International, Inc.-Class A        (a)(b)            153,689          7,105,043
---------------------------------------------------------------------------------------------
NTL Inc.                                         (a)                63,100          4,603,776
---------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                 (b)               168,600          8,140,008
---------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                             581,200          5,352,852
---------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A        (a)               271,200          2,863,872
---------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A            (a)(b)            174,300          5,101,761
=============================================================================================
                                                                                  152,463,659
=============================================================================================

CASINOS & GAMING--13.93%

Aztar Corp.                                      (a)                78,300          2,734,236
---------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                       897,600         60,040,464
---------------------------------------------------------------------------------------------
International Game Technology                                    1,488,800         51,184,944
---------------------------------------------------------------------------------------------
Mandalay Resort Group                                               74,400          5,239,992
---------------------------------------------------------------------------------------------
MGM MIRAGE                                       (a)               119,816          8,715,416
---------------------------------------------------------------------------------------------
Wynn Resorts, Ltd.                               (a)               169,200         11,322,864
=============================================================================================
                                                                                  139,237,916
=============================================================================================


                                                                                     MARKET
                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--1.50%

Cendant Corp.                                                      642,400     $   15,019,312
=============================================================================================

FOOTWEAR--0.68%

NIKE, Inc.-Class B                                                  75,000          6,801,750
=============================================================================================

GENERAL MERCHANDISE STORES--0.88%

Target Corp.                                                       169,700          8,812,521
=============================================================================================

HOME ENTERTAINMENT SOFTWARE--0.39%

Electronic Arts Inc.                             (a)                64,000          3,947,520
=============================================================================================

HOTELS, RESORTS & CRUISE LINES--5.67%

Hilton Hotels Corp.                                                680,750         15,480,255
---------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                               241,000         15,178,180
---------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                          445,860         26,038,224
=============================================================================================
                                                                                   56,696,659
=============================================================================================

INTERNET RETAIL--0.79%

IAC/InterActiveCorp                              (a)               286,700          7,918,654
=============================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--2.78%

iShares Russell 3000 Index Fund                                    135,100          9,342,165
---------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                       (b)                75,800          9,171,800
---------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                          76,700          9,270,729
=============================================================================================
                                                                                   27,784,694
=============================================================================================

LEISURE FACILITIES--0.32%

Cedar Fair, L.P.                                 (b)                97,800          3,217,620
=============================================================================================

LEISURE PRODUCTS--1.81%

Hasbro, Inc.                                                       352,100          6,823,698
---------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc.-Class A               (a)(b)            288,700          3,926,320
---------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.                         (a)(b)            117,800          2,412,544
---------------------------------------------------------------------------------------------
Mattel, Inc.                                                       252,600          4,923,174
=============================================================================================
                                                                                   18,085,736
=============================================================================================

MOTORCYCLE MANUFACTURERS--0.20%

Harley-Davidson, Inc.                                               33,100          2,010,825
=============================================================================================

                                                                                     MARKET
                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--9.78%

DreamWorks Animation SKG, Inc.-Class A           (a)                31,300     $    1,174,063
---------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc.-Class A            (a)               233,000          7,283,580
---------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.                         (a)               443,734          5,271,560
---------------------------------------------------------------------------------------------
News Corp.-Class A                                               1,621,562         30,258,347
---------------------------------------------------------------------------------------------
Pixar                                            (a)(b)             39,100          3,347,351
---------------------------------------------------------------------------------------------
Regal Entertainment Group-Class A                (b)               174,900          3,629,175
---------------------------------------------------------------------------------------------
Time Warner Inc.                                 (a)             1,224,500         23,804,280
---------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                150,400          5,576,832
---------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                179,900          6,546,561
---------------------------------------------------------------------------------------------
Walt Disney Co. (The)                            (b)               390,999         10,869,772
=============================================================================================
                                                                                   97,761,521
=============================================================================================

PERSONAL PRODUCTS--0.40%

NBTY, Inc.                                       (a)               165,300          3,968,853
=============================================================================================

PUBLISHING--7.02%

Belo Corp.-Class A                                                 360,000          9,446,400
---------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                  151,300         12,361,210
---------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                              (b)               232,800         15,583,632
---------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A                                        161,500         11,597,315
---------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                        85,700          7,844,978
---------------------------------------------------------------------------------------------
Tribune Co.                                                        316,000         13,316,240
=============================================================================================
                                                                                   70,149,775
=============================================================================================

RESTAURANTS--2.09%

CBRL Group, Inc.                                                   345,200         14,446,620
---------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                  136,900          6,458,942
=============================================================================================
                                                                                   20,905,562
=============================================================================================

Total Domestic Common Stocks & Other Equity
Interests (Cost $469,102,521)                                                     748,733,920
=============================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--17.88%

BELGIUM--3.31%

Compagnie Nationale a Portefeuille
(Multi-Sector Holdings)                          (c)                10,900          2,302,326
---------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector
Holdings)                                        (b)(c)            311,700         25,258,753
---------------------------------------------------------------------------------------------
InBev N.V. (Brewers)                             (c)               142,235          5,496,050
=============================================================================================
                                                                                   33,057,129
=============================================================================================

BRAZIL--0.62%

Companhia de Bebidas das Americas-ADR
(Brewers)                                                          219,100          6,207,103
=============================================================================================


CANADA--0.86%

Intrawest Corp. (Hotels, Resorts & Cruise
Lines)                                                             375,280          8,627,687
=============================================================================================

                                                                                     MARKET
                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------
DENMARK--0.89%

Carlsberg A.S.-Class B (Brewers)                 (b)(c)            176,400     $    8,898,563
=============================================================================================

FRANCE--1.78%

Accor S.A. (Hotels, Resorts & Cruise Lines)      (c)               249,000         10,880,589
---------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                     (a)(c)            238,000          6,938,566
=============================================================================================
                                                                                   17,819,155
=============================================================================================

HONG KONG--0.15%

Television Broadcasts Ltd.-ADR
(Broadcasting & Cable TV)                        (d)               154,500          1,435,135
=============================================================================================

JAPAN--0.27%

Sony Corp.-ADR (Consumer Electronics)                               70,100          2,731,096
=============================================================================================

LIBERIA--1.08%

Royal Caribbean Cruises Ltd. (Hotels,
Resorts & Cruise Lines)                          (b)               197,644         10,759,739
=============================================================================================

NETHERLANDS--1.20%

Jetix Europe N.V. (Broadcasting & Cable TV)      (a)(c)            628,943         11,974,953
=============================================================================================

PANAMA--1.96%

Carnival Corp. (Hotels, Resorts & Cruise
Lines)                                           (b)               340,500         19,623,015
=============================================================================================

SPAIN--0.55%

NH Hoteles, S.A. (Hotels, Resorts & Cruise
Lines)                                           (b)(c)            418,600          5,531,488
=============================================================================================

SWITZERLAND--1.41%

Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)            (c)               214,700          7,128,840
---------------------------------------------------------------------------------------------
Pargesa Holding A.G.-Class B (Multi-Sector
Holdings)                                        (c)                 1,984          6,964,089
=============================================================================================
                                                                                   14,092,929
=============================================================================================

UNITED KINGDOM--3.80%

Allied Domecq PLC (Distillers & Vintners)        (c)             1,924,790         18,898,630
---------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)               (c)               399,300          5,698,735
---------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                      (c)             1,221,530         13,384,268
=============================================================================================
                                                                                   37,981,633
=============================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $118,698,693)                                                     178,739,625
=============================================================================================

MONEY MARKET FUNDS--2.43%

Premier Portfolio (Cost $24,333,287)             (e)(f)         24,333,287         24,333,287
=============================================================================================

TOTAL INVESTMENTS--95.20% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $612,134,501)                                       951,806,832
=============================================================================================

                                                                                     MARKET
                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--4.80%

Premier Portfolio                                (e)(f)(g)      47,987,306     $   47,987,306
=============================================================================================

Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $47,987,306)                                                                 47,987,306
=============================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $660,121,807)                                                            $  999,794,138
=============================================================================================

Investment Abbreviations:

ADR               American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign securities is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $129,355,850, which represented 12.94% of the Fund's Total Investments. See
    Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, the security fair valued is based on an evaluated quote provided by an independent pricing service. The market value of this security at December 31, 2004 represented 0.14% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS--Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                     PROCEEDS         UNREALIZED      MARKET                  REALIZED
                           VALUE       PURCHASES        FROM         APPRECIATION      VALUE      DIVIDEND       GAIN
FUND                      03/31/04      AT COST         SALES       (DEPRECIATION)    12/31/04     INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Premier Portfolio       $15,887,810   $97,226,891  $ (88,781,414)      $     --     $24,333,287   $188,924     $    --
=======================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                     PROCEEDS         UNREALIZED      MARKET                  REALIZED
                           VALUE       PURCHASES        FROM         APPRECIATION      VALUE      DIVIDEND       GAIN
FUND                      03/31/04      AT COST         SALES       (DEPRECIATION)    12/31/04     INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Premier Portfolio      $13,629,807  $283,697,503   $(249,340,004)      $     --     $47,987,306   $111,037     $     --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL               $29,517,617  $380,924,394   $(338,121,418)      $     --     $72,320,593   $299,961     $     --
=======================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $47,828,050 were on loan to brokers. The loans were secured by cash collateral of $47,987,306 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $111,037 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $54,548,266 and $125,134,501, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities       $342,111,710
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,350,772)
================================================================================
Net unrealized appreciation of investment securities             $336,760,938
================================================================================
Cost of investments for tax purposes is $663,033,200.

                               AIM TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2004

              Effective October 15, 2004, INVESCO Technology Fund
                        was renamed AIM Technology Fund

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIMinvestments.com             I-TEC-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)


                                                                                                               MARKET
                                                                         SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--85.86
APPLICATION SOFTWARE--1.98%
Macromedia, Inc.                              (a)                         399,600                        $      12,435,552
--------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                  (a)                         263,700                               12,225,132
--------------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                           (a)                         534,300                                7,127,562
==========================================================================================================================
                                                                                                                31,788,246
==========================================================================================================================

BIOTECHNOLOGY--0.92%
Biogen Idec Inc.                              (a)                         169,000                               11,257,090
--------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                               (a)                          64,500                                3,511,380
--------------------------------------------------------------------------------------------------------------------------
Ingenex, Inc.-Pfd., Series B (Acquired
09/27/94; Cost $178,316)                      (a)(b)(c)(d)                 30,627                                        0
==========================================================================================================================
                                                                                                                14,768,470
==========================================================================================================================

BROADCASTING & CABLE TV--1.11%
Comcast Corp.-Class A                         (a)                         533,800                               17,764,864
==========================================================================================================================


COMMUNICATIONS EQUIPMENT--11.35%
Avaya Inc.                                    (a)                       1,795,900                               30,889,480
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                           (a)                       2,155,160                               41,594,588
--------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                     (a)                         984,000                               24,058,800
--------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                  (a)                         827,300                                9,737,321
--------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.                             (a)                         160,200                                7,804,944
--------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                        (a)                         310,000                                4,079,600
--------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                        (a)                         880,822                               23,949,550
--------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                          1,117,400                               19,219,280
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                             494,500                               20,966,800
==========================================================================================================================
                                                                                                               182,300,363
==========================================================================================================================

COMPUTER HARDWARE--7.97%
Apple Computer, Inc.                          (a)                         678,300                               43,682,520
--------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                     (a)                       1,188,600                               50,087,604
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                     340,900                               33,605,922
--------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                    123,692                                  665,463
==========================================================================================================================
                                                                                                               128,041,509
==========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--5.83%
Avid Technology, Inc.                         (a)                         130,400                                8,052,200
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                     (a)                       2,547,672                               37,883,883
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A           (a)                          93,100                                7,913,500
--------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                       (a)                         669,800                               22,250,756
--------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                  (a)                         155,600                                5,715,188
--------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                      (a)                         375,400                               11,866,394
==========================================================================================================================
                                                                                                                93,681,921
==========================================================================================================================

I-TEC-QTR-1
                                      F-1

                                                                                                               MARKET
                                                                         SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.26%
Dycom Industries, Inc.                        (a)                         135,200                        $       4,126,304
==========================================================================================================================


DATA PROCESSING & OUTSOURCED SERVICES--3.95%
Automatic Data Processing, Inc.                                           428,500                               19,003,975
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                             (a)                         334,000                               17,408,080
--------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                          352,900                               15,012,366
--------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                             355,600                               12,118,848
==========================================================================================================================
                                                                                                                63,543,269
==========================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.44%
Amphenol Corp.-Class A                        (a)                         194,100                                7,131,234
==========================================================================================================================


ELECTRONIC MANUFACTURING SERVICES--0.46%
Trimble Navigation Ltd.                       (a)                         224,650                                7,422,436
==========================================================================================================================


HEALTH CARE SERVICES--0.31%
Quest Diagnostics Inc.                                                     52,300                                4,997,265
==========================================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--1.69%
SBC Communications Inc.                                                   321,700                                8,290,209
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                              443,300                               11,016,005
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                               192,300                                7,790,073
==========================================================================================================================
                                                                                                                27,096,287
==========================================================================================================================

INTERNET RETAIL--2.58%
eBay Inc.                                     (a)                         356,600                               41,465,448
==========================================================================================================================


INTERNET SOFTWARE & SERVICES--7.46%
CNET Networks, Inc.                           (a)                         282,700                                3,174,721
--------------------------------------------------------------------------------------------------------------------------
Google Inc.-Class A                           (a)                          18,200                                3,514,420
--------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.                               (a)                         163,200                                7,760,160
--------------------------------------------------------------------------------------------------------------------------
Openwave Systems Inc.                         (a)                         375,200                                5,800,592
--------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.                              (a)                         495,000                                6,598,350
--------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                (a)                       1,259,200                               42,208,384
--------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                   (a)                       1,350,600                               50,890,608
==========================================================================================================================
                                                                                                               119,947,235
==========================================================================================================================

IT CONSULTING & OTHER SERVICES--1.84%
Cognizant Technology Solutions Corp.-Class
A                                             (a)                         699,800                               29,622,534
==========================================================================================================================

I-TEC-QTR-1
                                      F-2

                                                                                                               MARKET
                                                                         SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.94%
Time Warner Inc.                              (a)                       1,599,700                        $      31,098,168
==========================================================================================================================


OFFICE ELECTRONICS--1.09%
Zebra Technologies Corp.-Class A              (a)                         310,650                               17,483,382
==========================================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES--0.33%
BlueStream Ventures L.P. (Acquired
08/30/00-04/02/04; Cost $16,954,866)          (a)(b)(c)(d)(e)                                                    5,311,524
==========================================================================================================================


SEMICONDUCTOR EQUIPMENT--2.65%
Applied Materials, Inc.                       (a)                         938,900                               16,055,190
--------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                              (a)                         223,500                               10,410,630
--------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                            (a)                         286,900                                8,294,279
--------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                        (a)                         142,700                                3,979,903
--------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                (a)                         226,100                                3,859,527
==========================================================================================================================
                                                                                                                42,599,529
==========================================================================================================================

SEMICONDUCTORS--15.90%
Altera Corp.                                  (a)                       1,169,900                               24,216,930
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                      408,100                               15,067,052
--------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                        (a)                         704,800                               22,750,944
--------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.   (a)                         245,500                                3,991,830
--------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A          (a)                         237,600                                4,234,032
--------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B          (a)                         123,377                                2,265,202
--------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                             1,624,900                               38,006,411
--------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                   413,300                               16,019,508
--------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                           491,700                               20,843,163
--------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                 453,400                               12,087,644
--------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                              840,500                               15,086,975
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                              (a)                         824,100                                9,271,125
--------------------------------------------------------------------------------------------------------------------------
Semiconductor HOLDRs Trust                                                255,600                                8,526,816
--------------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                 (a)                         320,200                                7,002,774
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                  1,332,000                               32,793,840
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                              787,100                               23,337,515
==========================================================================================================================
                                                                                                               255,501,761
==========================================================================================================================

SYSTEMS SOFTWARE--12.12%
Computer Associates International, Inc.                                   727,000                               22,580,620
--------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                   (a)                         612,300                               17,713,839
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         2,803,700                               74,886,827
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                  (a)                       1,362,800                               18,697,616
--------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                (a)                       1,184,400                               30,510,144
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                        (a)                       1,063,500                               30,362,925
==========================================================================================================================
                                                                                                               194,751,971
==========================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.88%
CDW Corp.                                                                 214,400                               14,225,440
==========================================================================================================================

I-TEC-QTR-1
                                      F-3

                                                                                                               MARKET
                                                                         SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.80%
American Tower Corp.-Class A                  (a)                         357,400                        $       6,576,160
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A           (a)                         476,900                               14,307,000
--------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                 (a)                         859,600                               16,796,584
--------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                             (a)                         152,500                                7,236,125
==========================================================================================================================
                                                                                                                44,915,869
==========================================================================================================================


Total Domestic Common Stocks & Other Equity
Interests (Cost $973,286,043)                                                                                1,379,585,029
==========================================================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--13.71%
BERMUDA--1.57%

Marvell Technology Group Ltd.
(Semiconductors)                              (a)                         710,800                               25,212,076
==========================================================================================================================

CANADA--2.19%
ATI Technologies Inc. (Semiconductors)        (a)                         589,500                               11,430,405
--------------------------------------------------------------------------------------------------------------------------
Celestica Inc. (Electronic Manufacturing
Services)                                     (a)                         472,100                                6,661,331
--------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Application Software)           (a)                         269,400                               11,869,764
--------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Communications
Equipment)                                    (a)                          64,000                                5,274,880
==========================================================================================================================
                                                                                                                35,236,380
==========================================================================================================================

FINLAND --1.73%
Nokia Oyj-ADR (Communications Equipment)                                1,770,100                               27,737,467
==========================================================================================================================

GERMANY--0.80%
SAP A.G.-ADR (Application Software)                                       290,200                               12,829,742
==========================================================================================================================

INDIA--0.60%
Wipro Ltd.-ADR (IT Consulting & Other
Services)                                     (f)                         388,700                                9,581,455
==========================================================================================================================

ISRAEL--1.28%
Check Point Software Technologies Ltd.
(Systems Software)                            (a)                         838,800                               20,659,644
==========================================================================================================================

MEXICO--0.62%
America Movil S.A. de C.V.-Series L-ADR
(Wireless Telecommunication Services)                                     191,500                               10,025,025
==========================================================================================================================

RUSSIA--0.85%
AO VimpelCom-ADR (Wireless
Telecommunication Services)                   (a)                         379,000                               13,697,060
==========================================================================================================================

SWEDEN--0.95%
Telefonaktiebolaget LM Ericsson-ADR
(Communications Equipment)                    (a)                         482,600                               15,197,074
==========================================================================================================================


I-TEC-QTR-1
                                      F-4

                                                                                                               MARKET
                                                                         SHARES                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
TAIWAN--0.79%
Taiwan Semiconductor Manufacturing Co.
Ltd.-ADR (Semiconductors)                                               1,492,499                        $      12,671,317
==========================================================================================================================

UNITED KINGDOM--2.33%
Amdocs Ltd. (Application Software)            (a)                       1,098,420                               28,833,525
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
Telecommunication Services)                                               313,400                                8,580,892
==========================================================================================================================
                                                                                                                37,414,417
==========================================================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $178,424,776)                                                                                  220,261,657
==========================================================================================================================

MONEY MARKET FUNDS--0.00%
Premier Portfolio   (Cost $223)               (g)(h)                          223                                      223
==========================================================================================================================

TOTAL INVESTMENTS--99.57% (excluding
investments purchased with cash collateral
from securities loaned) (Cost
$1,151,711,042)                                                                                              1,599,846,909
==========================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.43%
Premier Portfolio                             (g)(h)(i)                 6,908,588                                6,908,588
==========================================================================================================================
Total Money Market Funds (purchased with                                                                         6,908,588
cash collateral from securities loaned)
(Cost $6,908,588)
==========================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost
$1,158,619,630)                                                                                          $   1,606,755,497
==========================================================================================================================

         Investment Abbreviations:

         ADR                          American Depositary Receipt
         Pfd.                         Preferred
         HOLDRs                       Holding Company Depository Receipts

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2004 was $5,311,524, which represented 0.33% of the Fund's Total Investments. These securities are considered to be illiquid.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at December 31, 2004 was $5,311,524, which represented 0.33% of the Fund's Total Investments. See Note 1A.

(d)      Security is considered venture capital. See Note 1G.

(e) The Fund has a remaining commitment of $9,359,002 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) All or a portion of this securities has been pledged as collateral for securities lending transactions at December 31, 2004.


I-TEC-QTR-1
                                      F-5

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective 2/25/05, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


         See accompanying notes which are an integral part of the this schedule.


I-TEC-QTR-1
                                      F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


I-TEC-QTR-1
                                      F-7

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


I-TEC-QTR-1
                                      F-8

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development states. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lost the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2004.


   INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       MARKET                                    UNREALIZED     MARKET
                       VALUE     PURCHASES     PROCEEDS FROM    APPRECIATION     VALUE      DIVIDEND      REALIZED
FUND                 03/31/04     AT COST          SALES        (DEPRECIATION)  12/31/04     INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
Premier Portfolio    $    --    $675,560,887   $(675,560,664)      $  --        $  223      $335,094        $  --
====================================================================================================================


   INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                       MARKET                                     UNREALIZED       MARKET
                       VALUE       PURCHASES    PROCEEDS FROM     APPRECIATION      VALUE      DIVIDEND      REALIZED
FUND                 03/31/04       AT COST          SALES       (DEPRECIATION)    12/31/04     INCOME   *  GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Premier Portfolio  $ 45,272,646  $221,882,611   $(260,246,669)      $  --        $6,908,588    $146,462       $  --
=======================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

I-TEC-QTR-1
                                      F-9

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2004.


INVESTMENTS IN OTHER AFFILIATES:

                   MARKET                                     UNREALIZED      MARKET
                   VALUE        PURCHASES    PROCEEDS FROM   APPRECIATION      VALUE        DIVIDEND      REALIZED
FUND              03/31/04       AT COST         SALES       (DEPRECIATION)   12/31/04       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
BlueStream
Ventures L.P.   $  9,480,168  $  2,331,250  $  (3,622,731)  $  (2,877,163)  $  5,311,524   $       --   $ (8,181,572)
--------------------------------------------------------------------------------------------------------------------
   TOTAL        $ 54,752,814  $899,774,748  $(939,430,064)  $  (2,877,163)  $ 12,220,335   $  481,556   $ (8,181,572)
====================================================================================================================

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At December 31, 2004, securities with an aggregate value of $6,678,301 were on loan to brokers. The loans were secured by cash collateral of $6,908,588 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $146,462 for securities lending transactions.

NOTE 4--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD

                                                    CALL OPTION CONTRACTS
                                              --------------------------------
                                              NUMBER OF             PREMIUMS
                                              CONTRACTS             RECEIVED
                                              ----------         -------------
Beginning of period                              10,869          $   1,325,954
------------------------------------------------------------------------------
Closed                                          (10,869)            (1,325,954)
------------------------------------------------------------------------------
End of period                                        --          $          --
==============================================================================


I-TEC-QTR-1

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $1,230,497,033 and $2,819,194,571, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $    448,988,708
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (11,060,961)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $    437,927,747
========================================================================================
Cost of investments for tax purposes is $1,168,827,750.


I-TEC-QTR-1

                                                              AIM UTILITIES FUND
                    Quarterly Schedule of Portfolio Holdings o December 31, 2004


               Effective October 15, 2004, INVESCO Utilities Fund
                         was renamed AIM Utilities Fund


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             I-UTI-QTR-1 12/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                                     MARKET
                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--78.93%

DIVERSIFIED METALS & MINING--2.31%

Peabody Energy Corp.                                               69,400        $   5,615,154
==============================================================================================

ELECTRIC UTILITIES--38.97%

Ameren Corp.                                                      120,000            6,016,800
----------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                 135,000            4,635,900
----------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                          220,000            2,486,000
----------------------------------------------------------------------------------------------
Cinergy Corp.                                                     105,000            4,371,150
----------------------------------------------------------------------------------------------
DTE Energy Co.                                                     52,000            2,242,760
----------------------------------------------------------------------------------------------
Edison International                                              200,000            6,406,000
----------------------------------------------------------------------------------------------
Entergy Corp.                                                     150,000           10,138,500
----------------------------------------------------------------------------------------------
Exelon Corp.                                                      244,950           10,794,946
----------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                 180,000            7,111,800
----------------------------------------------------------------------------------------------
FPL Group, Inc.                                                   112,900            8,439,275
----------------------------------------------------------------------------------------------
OGE Energy Corp.                                                  100,000            2,651,000
----------------------------------------------------------------------------------------------
PG&E Corp.                                 (a)                    275,000            9,152,000
----------------------------------------------------------------------------------------------
PPL Corp.                                                         130,000            6,926,400
----------------------------------------------------------------------------------------------
TXU Corp.                                                         180,000           11,620,800
----------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                             50,000            1,685,500
==============================================================================================
                                                                                    94,678,831
==============================================================================================

GAS UTILITIES--3.35%

KeySpan Corp.                                                     145,000            5,720,250
----------------------------------------------------------------------------------------------
Peoples Energy Corp.                                               55,000            2,417,250
==============================================================================================
                                                                                     8,137,500
==============================================================================================

INTEGRATED TELECOMMUNICATION
SERVICES--8.53%

Citizens Communications Co.                                       420,000            5,791,800
----------------------------------------------------------------------------------------------
SBC Communications Inc.                                           150,012            3,865,809
----------------------------------------------------------------------------------------------
Sprint Corp.                                                      250,000            6,212,500
----------------------------------------------------------------------------------------------
Verizon Communications Inc.                                       119,958            4,859,499
==============================================================================================
                                                                                    20,729,608
==============================================================================================

MULTI-UTILITIES & UNREGULATED
POWER--18.04%

Calpine Corp.                              (a)(b)               1,400,000            5,516,000
----------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                          140,000            9,483,600
----------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                         100,000            6,066,000
----------------------------------------------------------------------------------------------
ONEOK, Inc.                                                       140,000            3,978,800
----------------------------------------------------------------------------------------------
Questar Corp.                                                     187,000            9,529,520
----------------------------------------------------------------------------------------------
SCANA Corp.                                                        76,900            3,029,860
----------------------------------------------------------------------------------------------
Sempra Energy                                                     170,000            6,235,600
==============================================================================================
                                                                                    43,839,380
==============================================================================================


I-UTI-QTR-1

                                                                                     MARKET
                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING &
TRANSPORTATION--6.20%

Kinder Morgan, Inc.                                                90,000       $    6,581,700
----------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                         520,000            8,470,800
==============================================================================================
                                                                                    15,052,500
==============================================================================================

WATER UTILITIES--1.53%

Aqua America Inc.                                                 151,250            3,719,238
==============================================================================================

Total Domestic Common Stocks
(Cost $145,860,986)                                                                191,772,211
==============================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--15.78%

FRANCE--1.78%

Veolia Environnement S.A.
(Multi-Utilities & Unregulated Power)      (b)(c)                 119,400            4,314,323
==============================================================================================

GERMANY--2.40%

E.ON A.G. (Electric Utilities)             (c)                     64,255            5,828,820
==============================================================================================

ITALY--3.90%

Enel S.p.A. (Electric Utilities)           (c)                    505,000            4,954,191
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A. RNC (Integrated
Telecommunication Services)                (c)                    448,368            1,449,903
----------------------------------------------------------------------------------------------
Terna S.p.A. (Electric Utilities)                               1,073,100            3,071,443
==============================================================================================
                                                                                     9,475,537
==============================================================================================

SPAIN--2.15%

Endesa, S.A. (Electric Utilities)          (b)(c)                 110,938            2,590,646
----------------------------------------------------------------------------------------------
Telefonica, S.A. (Integrated
Telecommunication Services)                (c)                    140,143            2,630,242
==============================================================================================
                                                                                     5,220,888
==============================================================================================

UNITED KINGDOM--5.55%

Centrica PLC (Gas Utilities)               (c)                    809,820            3,664,530
----------------------------------------------------------------------------------------------
National Grid Transco PLC
(Multi-Utilities & Unregulated Power)      (c)                    400,000            3,806,002
----------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
Telecommunication Services)                (c)                  1,468,018            3,990,995
----------------------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
Telecommunication Services)                                        74,100            2,028,858
==============================================================================================
                                                                                    13,490,385
==============================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $29,850,440)                                                        38,329,953
==============================================================================================


I-UTI-QTR-1

                                                                PRINCIPAL            MARKET
                                                                 AMOUNT              VALUE
----------------------------------------------------------------------------------------------
NOTES--0.86%

ELECTRIC UTILITIES--0.54%

AmerenEnergy Generating Co.-Series C,
Sr. Unsec. Global Notes, 7.75%,
11/01/05                                   (d)                $   750,000          $   779,122
----------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr.
Unsec. Notes, 7.13%, 12/15/05              (d)                    500,000              517,740
==============================================================================================
                                                                                     1,296,862
==============================================================================================

INTEGRATED TELECOMMUNICATION
SERVICES--0.32%

British Telecommunications PLC
(United Kingdom), Global Notes,
7.88%, 12/15/05                            (d)                    750,000              782,370
==============================================================================================
Total  Notes (Cost $2,249,652)                                                       2,079,232
==============================================================================================

                                                                  SHARES
MONEY MARKET FUNDS--0.67%

Premier Portfolio (Cost $1,621,772)        (e)(f)               1,621,772            1,621,772
==============================================================================================

TOTAL INVESTMENTS--96.24% (excluding
investments purchased with cash
collateral from securities loaned)
(Cost $179,582,850)                                                                233,803,168
==============================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.76%

Premier Portfolio                          (e)(f)(g)            9,145,766            9,145,766
==============================================================================================

Total Money Market Funds (purchased
with cash collateral from securities
loaned) (Cost $9,145,766)                                                            9,145,766
==============================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $188,728,616)                                                               $242,948,934
______________________________________________________________________________________________
==============================================================================================


I-UTI-QTR-1

Investment Abbreviations:

ADR          American Depositary Receipt

Sr.          Senior

Unsec.       Unsecured

Notes to Schedule of Investments:


(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2004.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at December 31, 2004 was $33,229,652, which represented 13.68% of the Fund's Total Investments. See
    Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at December 31, 2004 was $2,079,232, which represented 0.86% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. Effective February 25, 2005, shares of Premier Portfolio owned by the Fund will be designated as Institutional Class shares.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of the this schedule.


I-UTI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



I-UTI-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-UTI-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                  PROCEEDS       UNREALIZED
                 MARKET VALUE     PURCHASES        FROM         APPRECIATION     MARKET VALUE   DIVIDEND        REALIZED
FUND               03/31/04        AT COST         SALES       (DEPRECIATION)      12/31/04      INCOME        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier           $4,862,426    $39,149,593   $(42,390,247)     $         --     $ 1,621,772   $  35,454       $        --
Portfolio
==========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                  PROCEEDS       UNREALIZED
                 MARKET VALUE     PURCHASES        FROM         APPRECIATION     MARKET VALUE   DIVIDEND        REALIZED
FUND               03/31/04        AT COST         SALES       (DEPRECIATION)      12/31/04      INCOME        GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
  Premier        $       --     $43,572,682   $(34,426,916)    $          --     $ 9,145,766   $  64,958        $       --
Portfolio
==========================================================================================================================
   TOTAL         $4,862,426     $82,722,275   $(76,817,163)    $          --     $10,767,538   $ 100,412        $       --
==========================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2004, securities with an aggregate value of $8,938,768 were on loan to brokers. The loans were secured by cash collateral of $9,145,766 received by the Fund and subsequently invested in an affiliated money market fund. On January 3, 2005, the Fund returned cash collateral of $289,247 for previously loaned securities which were returned to the Fund by the borrower on December 31, 2004. For the nine months ended December 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $64,958 for securities lending transactions.

I-UTI-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $58,510,383 and $72,852,103, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $4,866,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at December 31, 2004 was $(4,303,576).

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $55,546,770
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,181,917)
================================================================================
Net unrealized appreciation of investment securities              $49,364,853
================================================================================
Cost of investments for tax purposes is $193,882,853.



I-UTI-QTR-1
                                      F-8

Item 2. Controls and Procedures.

     (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005


By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    March 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

I, Robert H. Graham, Principal Executive Officer, certify that:

1. I have reviewed this report on Form N-Q of AIM Sector Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    March 1, 2005                         /s/ ROBERT H. GRAHAM
         -------------             ---------------------------------------------
                                   Robert H. Graham, Principal Executive Officer

I, Sidney M. Dilgren, Principal Financial Officer, certify that:

1.  I have reviewed this report on Form N-Q of AIM Sector Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    March 1, 2005                        /s/ SIDNEY M. DILGREN
         -------------            ----------------------------------------------
                                  Sidney M. Dilgren, Principal Financial Officer